Net Finance Expense - Schedule of Net Finance Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Finance Expense [Abstract]
Gains / (losses) from exchange rate variation	[1]	$ 77,771	$ 138,377	$ 57,525
Fair value adjustments on derivatives		(217,427)	(502,644)	82,928
Interest expense	[2]	(1,677,957)	(1,647,112)	(1,732,928)
Interest income	[3]	417,197	453,731	326,442
Bank fees and others	[1]	(155,860)	(112,115)	(87,372)
NET FINANCE EXPENSE		(1,556,276)	(1,669,763)	(1,353,405)
Finance income		565,207	719,370	584,216
Finance expense		$ (2,121,483)	$ (2,389,133)	$ (1,937,621)

[1]	Includes indexation for legal expenses
[2]	For the year ended December 31, 2025, 2024 and 2023 the amount of US$1,220,844, US$1,152,892 and US$1,183,852 respectively, refers to interest expenses from loans and financings.
[3]	For the year ended December 31, 2025, 2024 and 2023 the amount of US$70,797, US$97,980 and US$117,866 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2025, the amount of US$169,330 (US$182,812 and US$105,839 for the year ended December 31, 2024 and 2023 respectively), refers to interest income from short-term investments.